Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 21, 2020	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Related Party Transaction [Line Items]
Management fees paid				$ 1,124,000	$ 7,101,000	$ 6,947,000
Management fees payable		$ 0		0	896,000	679,000
Management fee paid			$ 2,615,000
Assignment and Assumption Agreement [Member] | First Lien Term Loan Credit Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument Face Amount	$ 1,988,582,000
Proceeds From Issuance Of Debt	$ 1,731,037,000
Janus Butler, LLC
Related Party Transaction [Line Items]
Rent expense		37,000	49,000	135,000	134,000	132,000
Monthly rate		$ 13,000		$ 13,000
Annual escalation		1.50%		1.50%
134 Janus International, LLC
Related Party Transaction [Line Items]
Rent expense		$ 0	114,000	$ 343,000	446,000	417,000
ASTA Investment, LLC
Related Party Transaction [Line Items]
Rent expense		203,000	$ 198,000	801,000	$ 837,000	$ 541,000
Monthly rate		$ 66,000		$ 66,000
Annual escalation		2.00%		2.00%